Supplemental Financial Information - Summary of Activity in Allowance for Doubtful Accounts (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Supplemental Financial Information [Abstract]
Balance at beginning of period	$ (930,000)	$ (405,000)	$ (405,000)
Provision for uncollectible accounts	80,000	(130,000)	(641,357)	$ (710,882)
Balance at end of period	$ (850,000)	$ (535,000)	$ 930,000	$ 405,000